UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 13,  2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:16
Form 13F Information Table Value Total:  $ 80,066


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BANK OF AMERICA CORP	COM	060505104	 1,091 	160000	SH		SOLE		160000
BOSTON PRIVATE FINANCIAL HOLDINGS INC.	COM	101119105	 13,122 	3738389	SH		SOLE		3738389
CAPITAL ONE FINANCIAL	COM	14040H105	 347 	28332	SH		SOLE		28332
CITIGROUP INC	COM	172967101	 38 	15000	SH		SOLE		15000
COMPUCREDIT CORP	COM	20478N100	 1,860 	759300	SH		SOLE		759300
ENCORE CAPITAL GROUP INC	COM	292554102	 845 	186497	SH		SOLE		186497
FIDELITY NATIONAL FINANCIAL INC	COM	31620R105	 4,781 	245040	SH		SOLE		245040
FIFTH THIRD BANCORP	COM	316773100	 14,578 	4992600	SH		SOLE		4992600
HIGHBURY FINANCIAL INC	COM	42982Y109	 945 	402000	SH		SOLE		402000
MORGAN STANLEY	COM	617446448	 9,591 	421200	SH		SOLE		421200
OCWEN FINANCIAL CORP	COM	675746309	 5,005 	437900	SH		SOLE		437900
PRIMUS GUARANTY LTD	COM	G72457107	 10,702 	6816566	SH		SOLE		6816566
STATE STREET CORP	COM	857477103	 13,502 	438650	SH		SOLE		438650
SUN AMERICAN BANCORP 	COM	86664A103	 475 	500000	SH		SOLE		500000
TREE COM INC	COM	894675107	 2,330 	504354	SH		SOLE		504354
WELLS FARGO & CO	COM	949746101	 854 	60000	SH		SOLE		60000